Significant Accounting Policies (Details Narrative)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Accounting Policies [Abstract]
Useful life of intangible assets for patents	10 years
Antidilutive securities excluded from computation of earnings per share, shares		18,514,652
Antidilutive securities excluded from computation of earnings per share, warrants	4,013,336